Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the Unites States of America (“U.S. GAAP”).

The results reported in these unaudited condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for any subsequent period or for the entire period. These unaudited condensed consolidated financial statements and notes thereto should be read in conjunction with the Company’s annual audited consolidated financial statements for the year ended December 31, 2024, and the notes thereto included in the Company’s Form 10-K filed with the SEC on April 3, 2025. Certain information and footnote disclosures normally included in the audited consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in the accompanying unaudited condensed consolidated financial statements. All amounts are disclosed in thousands, except share and per share amounts. The accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting only of normal recurring adjustments, except as otherwise indicated, necessary for a fair statement of its consolidated financial position, results of operations, and cash flows of the Company for all periods presented.

a.	Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.
Consolidation, Policy [Policy Text Block]

Principles of consolidation

These unaudited consolidated financial statements include the financial information of the Company and its subsidiaries. The Company consolidates legal entities in which it holds a controlling financial interest. The Company has a two-tier consolidation model: one focused on voting rights (the voting interest model) and the second focused on a qualitative analysis of power over significant activities and exposure to potentially significant losses or benefits (the variable interest model). All entities are first evaluated to determine whether they are variable interest entities (“VIE”). If an entity is determined not to be a VIE, it is assessed on the basis of voting and other decision-making rights under the voting interest model. The accounts of the subsidiaries are prepared for the same reporting period using consistent accounting policies. All intercompany balances and transactions were eliminated on consolidation.

b.	Principles of consolidation

These consolidated financial statements include the financial information of the Company and its subsidiaries. The Company consolidates legal entities in which it holds a controlling financial interest. The Company has a two-tier consolidation model: one focused on voting rights (the voting interest model) and the second focused on a qualitative analysis of power over significant activities and exposure to potentially significant losses or benefits (the variable interest model). All entities are first evaluated to determine whether they are variable interest entities (“VIE”). If an entity is determined not to be a VIE, it is assessed on the basis of voting and other decision-making rights under the voting interest model. The accounts of the subsidiaries are prepared for the same reporting period using consistent accounting policies. All intercompany balances and transactions were eliminated on consolidation.

The consolidated assets, liabilities, and results of operations prior to the Merger are those of Private Firefly. In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the exchange ratio established in the Merger.

Use of Estimates, Policy [Policy Text Block]

Use of estimates in the preparation of consolidated financial statements

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates and assumptions, and such differences could be material to the Company’s financial position and results of operations.

Significant accounting policies

There have been no new or material changes to the significant accounting policies discussed in the Company’s audited consolidated financial statements for the year ended December 31, 2024.

Impact of recently issued accounting standards

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for the Company's fiscal year 2025. The Company will include such disclosure in its Annual Report on Form 10-K for the year ended December 31, 2025.

The Company has evaluated issued Accounting Standards Updates that have not yet been adopted and believes the adoption of these standards will not have a material impact on its condensed consolidated financial statements.

c.	Use of estimates in the preparation of consolidated financial statements

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates and assumptions, and such differences could be material to the Company’s financial position and results of operations.

i) Share based payments

In calculating share-based compensation expense, key estimates are used such as, the stock price of the Company, the rate of forfeiture of options granted, the expected life of the option, the volatility of the Company’s stock price, and the risk-free interest rate.

ii) Warrants and Derivative liability

In calculating the fair value of warrants issued, the Company includes key estimates such as the selection of an appropriate valuation model, stock price of the Company, the expected life of the warrant, the volatility of the Company’s stock price, and the risk-free interest rate.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
d.	Functional currency and foreign currency translations

The currency of the primary economic environment in which the operations of the Company is conducted is the U.S. dollar ("$" or "Dollar"). The reporting and the functional currency of the Company is the U.S Dollar.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively.

Fair Value Measurement, Policy [Policy Text Block]
e.	Fair value measurement

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

•	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;
•	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and
•	Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The carrying amounts of cash and equivalents, accounts receivable, other receivables, long-term deposits, accounts payable, balances to and from related party and convertible notes approximate their fair value due to the short-term maturity of such instruments. It is management’s opinion that the Company is not exposed to any significant market or credit risks arising from these financial instruments.

Fair Value of Financial Instruments, Policy [Policy Text Block]
f.	Fair value of financial instruments

Cash, accounts receivable, accounts payable, related party payable and accrued liabilities are carried at amortized cost, which management believes approximates their respective fair value due to the short-term nature of these instruments.

Derivative liability of $827 as of December 31, 2024 is measured at fair value using an option-pricing model utilizing Level 2 inputs. These inputs include the stock price of the Company, the expected life of the derivative liability, the volatility of the Company’s stock price, and the risk-free interest rate.

Related Party Transactions, Policy [Policy Text Block]
g.	Related party

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence, and related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties. The Company has disclosed its transactions with related parties.

Cash and Cash Equivalents, Policy [Policy Text Block]
h.	Cash

The Company considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of investment, to be cash.

Accounts Receivable [Policy Text Block]
i.	Accounts receivable

Accounts receivable are recorded at net realizable value, which includes an allowance for expected credit losses. The allowance for expected credit losses (“allowance for doubtful receivables”) is based on the Company’s assessment of collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay.

Commitments and Contingencies, Policy [Policy Text Block]
j.	Contingent liabilities

Certain conditions may exist as of the date the consolidated financial statements are issued, that may result in a loss to the Company but that will only be resolved when one or more future events occur or fail to occur. Such losses are disclosed as contingent liabilities if it is not both probable and reasonably estimable. The Company's management assesses such contingent liabilities and estimated legal fees, if any. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Warrants, Policy [Policy Text Block]
k.	Warrants

The Company accounts for the warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and the applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”) ASC 815, “Derivatives and Hedging” (“ASC 815”), and ASC 718, “Compensation—Stock Compensation” (“ASC 718”). The assessment considers whether they are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480 or meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock and whether the holders of the warrants could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the warrants and as of each subsequent reporting date while the warrants are outstanding. For issued or modified warrants and that meet all of the criteria for equity classification, such warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, such warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized as a non-cash gain or loss on the statements of operations.

Derivatives, Policy [Policy Text Block]
l.	Derivative financial instruments

The Company evaluates its debt or other funding agreements to determine if those agreements or embedded components of those agreements qualify as derivatives to be separately accounted for in accordance with ASC 815 and ASC 480. The result of this accounting treatment is that the fair value of the embedded derivative, if required to be bifurcated, is marked-to-market at each balance sheet date and recorded as a liability. The fair value measurements are determined using models that maximize the use of observable market inputs. The change in fair value is recorded in the accompanying consolidated statements of operations and comprehensive loss as a component of “Other income (expenses)”.

Share-Based Payment Arrangement [Policy Text Block]
m.	Stock options

The Company grants stock options to certain employees and directors through an established stock option plan. All stock option grants or changes to existing grants, are subject to board of directors’ approval. For employees and directors, the fair value of the award is measured on the grant date. For non-employees, as per ASC 718, remeasurement is not required. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Determining the appropriate fair value model and the related assumptions requires judgment. During the year ended December 31, 2024 and 2023, the fair value of each option grant was estimated using a Black-Scholes option-pricing model.

Shares Issued for Services, Policy [Policy Text Block]
n.	Shares issued for services

For fully vested, nonforfeitable equity instruments that are granted at the date the Company enters into an agreement for goods or services with a nonemployee, the Company’s recognizes the fair value of the equity instruments on the grant date. The corresponding cost is recognized as an immediate expense or a prepaid asset and expensed over the service period depending on the specific facts and circumstances of the agreement with the nonemployee.

Revenue [Policy Text Block]
o.	Revenue recognition

Revenue consists of BNA testing, equipment rental and the undertaking of projects and clinical studies.

Revenue is recognized in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). The Company performs the following five steps:

(i)	identify the contract(s) with a customer,
(ii)	identify the performance obligations in the contract,
(iii)	determine the transaction price,
(iv)	allocate the transaction price to the performance obligations in the contract, and
(v)	recognize revenue when (or as) the entity satisfies a performance obligation.

The Company applies this five-step model to arrangements that meet the definition of a contract under ASC 606, including when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company evaluates the goods or services promised within each contract, related performance obligation and assesses whether each promised good or service is distinct. The Company recognizes as revenue, the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied at a point in time.

The Company’s revenues are measured based on the consideration specified in the contract with each customer, net of any sales incentives and taxes collected from customers that are remitted to government authorities. For multiple-element arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are based on observable prices at which the Company separately sells the products or services. The Company regularly reviews standalone selling prices and updates these estimates, as necessary.

The Company offerings are assessed to determine whether an embedded lease arrangement exists. The Company identifies certain contracts to be within the scope of ASC 842 and ASC 606. For contracts that are in the scope of both ASC 842 and ASC 606, and in which the lease component is an operating lease, the Company applies the practical expedient in ASC 842 to combine the lease component and non-lease components, and to account for the combined components as a single lease component. Accordingly, the Company accounts for the monthly payments as lease revenue.

Revenue from Contract with Customer [Policy Text Block]
p.	Deferred revenue

Deferred revenue consists of payments received from customers in advance of satisfying a performance obligation identified in accordance with ASC 606. The change in the deferred revenue balance for the years ended December 31, 2024, and 2023 was driven by payments from customers in advance of satisfying the performance obligations, offset by revenue recognized as performance obligations were completed.

Research and Development Expense, Policy [Policy Text Block]
q.	Research and development expenses

Research and development expenses are expensed as incurred and consist primarily of personnel, facilities, equipment and supplies related to the Company’s research and development activities.

Internal Use Software, Policy [Policy Text Block]
r.	Software development costs

Software development costs incurred in creating computer software solutions are expensed until technological feasibility has been established upon completion of a detailed program design. Thereafter, all software development costs incurred through the software's general release date are capitalized and subsequently recorded at the lower of amortized cost or net realizable value. Any costs incurred during subsequent efforts to significantly upgrade and enhance the functionality of the software are also capitalized once technological feasibility for the respective upgrades and enhancements has been established.  Capitalized software costs are included in intangible assets, net on the consolidated balance sheets. Amortization of software costs are recorded on a straight-line basis over their estimated useful life of five years and begin once the project is substantially complete and the software is ready for its intended purpose.

Unamortized capitalized costs of a computer software product are compared to the net realizable value of the product. The amount by which the unamortized capitalized costs of a computer software product exceed the net realizable value of that asset is written off.

Property, Plant and Equipment, Policy [Policy Text Block]
s.	Equipment

Equipment is measured at cost, including capitalized borrowing costs, less accumulated depreciation and impairment losses. Ordinary repairs and maintenance are expensed as incurred. The Company uses an estimated useful life of four years for medical equipment.

Income Tax, Policy [Policy Text Block]
t.	Income taxes

Income taxes are accounted for using the asset/liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. In estimating future tax consequences, all expected future events are considered other than enactment of changes in the tax law or rates.

The Company adopted ASC 740 “Income Taxes” (“ASC 740”), which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
u.	Employee benefits

Short-term employee benefits are benefits for which full settlement is expected within twelve months of the end of the financial year in which the members of staff rendered the corresponding services. These benefits include, paid annual leave, paid sick leave, health and governmental social security contributions which are expensed as the services are rendered. A liability for a cash bonus or plan profit-sharing is recognized when the Company has a legal or implied obligation to make such payments because of past services rendered by a member of staff, and it is possible to make a reasonable estimate of the amount.

For post-employment the Company has a defined contribution plan pursuant to section 14 to the Israeli Severance Compensation Act, 1963 under which the Company pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold enough to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed monthly, concurrently with performance of the employee’s services.

Segment Reporting, Policy [Policy Text Block]
v.	Recent accounting policy adoption

Reportable Segments

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures. ASU 2023-07 is intended to improve reportable segment disclosures primarily through enhanced disclosure of reportable segment expenses. This ASU is effective for annual reporting periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 in this Annual Report on Form 10-K for the year ended December 31, 2024 on a retrospective basis and concluded that the application of this guidance did not have any material impact on consolidated financial statements. Refer to Note 16 for related disclosures.

New Accounting Pronouncements, Policy [Policy Text Block]
w.	Recent accounting pronouncements

Income taxes

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for annual periods beginning January 1, 2025, with early adoption permitted. The Company has not adopted this standard early and is currently evaluating the potential effect that the updated standard will have on its consolidated financial statements disclosures.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 is intended to improve the disclosure about certain operating expenses primarily through enhanced disclosure of cost of sales and selling, general and administrative expenses. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. ASU 2024-03 can be applied on either a prospective or a retrospective basis at the Company’s election. The Company has not adopted this standard early and is currently evaluating the potential effect that the updated standard will have on its consolidated financial statements disclosures.

Induced Conversions of Convertible Debt Instruments

In November 2024, the FASB issued Account Standards Update, or ASU, 2024-04 “Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments,”, or ASU 2024-04. ASU 2024-04 clarifies the accounting treatment for settlement of a convertible debt instrument as an induced conversion. ASU 2024-04 is effective on a prospective basis, with the option for retrospective application, for fiscal years beginning after December 15, 2025. The Company has not adopted this standard early and is currently evaluating the potential effect that the updated standard will have on its consolidated financial statements disclosures.